Trade Receivables - Group's trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 308,127	$ 173,473
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	312,172	173,849
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Expected credit loss allowance	$ (4,045)	$ (376)	$ (1,156)